Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables	The Company is exposed to credit risk on its bank balances and trade and other receivables as follows:
	December 31, 2024		December 31, 2023
	USD	AED	AED
Cash at bank (note 11)	10,018	36,785	57,356
Trade receivables (note 9)	24,092	88,463	41,213
Other receivables (excluding prepaid expenses and advances) (note 10)	165,953	609,379	394,687
	200,063	734,627	493,256
(*)	There are no liabilities more than five years.

Schedule of Maturities of Financial Liabilities

The table below summarizes the maturities of the Company financial liabilities at December 31, 2024 and 2023.

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2024
Due to related parties (note 12)	21,241,387	-	21,241,387
Trade and other payables (note 14)	3,214,271	-	3,214,271
Lease liability (note 16)	876,818	504,048	1,380,866
Amount in AED	25,332,476	504,048	25,836,524
Amount in USD	6,898,823	137,268	7,036,091

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2023
Due to related parties (note 12)	5,436,740	-	5,436,740
Trade and other payables (note 14)	1,226,035	-	1,226,035
Lease liability (note 16)	923,889	1,256,274	2,180,163
Amount in AED	7,586,664	1,256,274	8,842,938

(*)	There are no liabilities more than five years.